Accrued Compensation and Related Expenses (Details) - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Accrued salary and wages		$ 161,241	$ 80,328
Accrued paid time off		159,992	155,166
Accrued board of director fees		401,532	214,553
Other accrued obligations		2,947	4,241
Employee-related Liabilities, Current	$ 377,113	$ 725,712	$ 454,288